OTHER NON-FINANCIAL ASSETS - Schedule of movement of contracts assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract Assets [Roll Forward]
Initial balance	$ 48,566	$ 25,080	$ 15,476
Activation	242,717	302,290	67,647
Cumulative translation adjustment	2,033	(37,146)	(6,680)
Amortization	(220,957)	(241,658)	(51,363)
Final balance	$ 72,359	$ 48,566	$ 25,080